Note 8 - Line of Credit (Details Textual) - HSBC Venture Bank USA Inc. [Member] - USD ($) $ in Thousands		21 Months Ended
	Apr. 07, 2020	Dec. 31, 2021	Jul. 01, 2021
Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 30,000
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.50%
Proceeds from Lines of Credit, Total		$ 0
Long-term Line of Credit, Total		$ 0
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate	3.50%
Revolving Credit Facility [Member] | AvePoint US, LLC [Member]
Debt Instrument, Percentage of Equity Pledged			100.00%
Line of Credit, Accordion Feature [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 20,000